Expense Example - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 29, 2023 USD ($)
VIP Growth Opportunities Portfolio - Initial Class
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	786
VIP Growth Opportunities Portfolio - Service Class
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
VIP Growth Opportunities Portfolio - Service Class 2
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084